UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.    Name and address of issuer:

        Ultimus Managers Trust
        225 Pictoria Drive, Suite 450
        Cincinnati, OH  45246

2.   The name of each series or class of securities for which this Form is filed(if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series
     or classes):   Ryan Labs Core Bond Fund                           [ ]
                    Ryan Labs Long Credit Fund

3.   Investment Company Act File Number:  811-22680

     Securities Act File Number:      333-180308

4(a). Last day of fiscal year for which this Form is filed: November 30, 2016

4(b). [ ]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ]Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities sold
          during the fiscal year pursuant to
          section 24(f):                                   $  32,756,657
                                                          ---------------
    (ii)  Aggregate price of securities
          redeemed or repurchased during
          the fiscal year:                   $       750,067
                                             ----------------
   (iii)  Aggregate price of securities
          redeemed or repurchased during
          any PRIOR fiscal  year  ending no
          earlier  than  October  11, 1995
          that were not previously used
          to reduce registration fees
          payable to the Commission:         $             0
                                             ----------------

    (iv)  Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                   - $    750,067
                                                          ---------------


     (v)  Net sales - if Item 5(i) is greater than
          Item  5(iv)  [subtract  Item  5(iv)  from        $  32,006,590
          Item  5(i)]:                                    ---------------

    (vi)  Redemption credits available
          for use in future years - if
          Item 5(i) is less than Item 5(iv)
          [subtract Item 5(iv) from
          Item 5(i)]:                        $ (         0)
                                             ---------------

   (vii)  Multiplier for determining registration fee
          (See Instruction C.9):                           x    .0001159
                                                          ---------------

  (viii)  Registration fee due  [multiply Item 5(v)
          by Item 5(vii)] (enter "0" if no fee is due):  = $    3,709.56
                                                          ---------------

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ___________.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                           +  $        0
                                                          ---------------

8.   Total of the amount of the registration fee due plus
     any interest due [line 5(viii) plus line 7]:
                                                           = $  3,709.56
                                                          ---------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: February 17,2017


     Method of Delivery:

          [X]  Wire Transfer
          [ ]  Mail or other means



                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By   (Signature and Title)*        /s/ Frank L. Newbauer
                                 --------------------------------------
                                  Frank L. Newbauer, Assistant Secretary

Date   February 17,2017
      --------------------

* Please print the name and title of the signing officer below the signature.